Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.21%
France–26.99%
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	3,587	$416,334
Caisse Regionale de Credit Agricole Mutuel Nord de France(a)	74,644	1,553,856
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes-CCI(a)	3,656	617,366
Gerard Perrier Industrie S.A.	145,371	10,461,292
HEXAOM(a)	132,990	5,090,545
Infotel S.A.	165,203	7,148,179
Kaufman & Broad S.A.	242,700	9,617,050
Linedata Services(b)	356,159	10,819,491
Manutan International	52,230	3,209,524
Neurones	232,283	6,530,281
Total Gabon	26,924	3,441,599
		58,905,517
Georgia–3.12%
TBC Bank Group PLC(a)	522,263	6,821,568
Germany–4.49%
CENIT AG(a)	236,758	3,552,170
MorphoSys AG(a)	49,120	6,239,145
		9,791,315
Greece–1.27%
Karelia Tobacco Co., Inc. S.A.	9,265	2,780,863
Ireland–8.24%
Cpl Resources PLC	1,141,792	10,346,060
Origin Enterprises PLC	1,945,864	7,640,123
		17,986,183
Israel–6.67%
Hilan Ltd.	269,109	11,735,466
MIND C.T.I. Ltd.(b)	1,216,450	2,822,164
		14,557,630
Italy–2.19%
Gruppo MutuiOnline S.p.A.	171,783	4,770,920
Poland–1.49%
Warsaw Stock Exchange	278,420	3,259,634
Portugal–0.62%
Conduril - Engenharia S.A.(a)	46,308	1,357,345
Romania–3.63%
Fondul Proprietatea S.A.	21,229,730	6,613,733
Shares		Value
Romania–(continued)
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	191,512	$1,308,518
		7,922,251
Russia–1.15%
Globaltrans Investment PLC, GDR(c)	411,000	2,507,100
Singapore–0.54%
XP Power Ltd.	20,835	1,183,571
Sweden–0.63%
Proact IT Group AB	58,086	1,371,236
Switzerland–3.51%
Carlo Gavazzi Holding AG(a)	8,325	1,355,817
Kardex Holding AG	34,118	6,298,568
		7,654,385
United Kingdom–28.67%
City of London Investment Group PLC	900,000	4,895,968
Clarkson PLC	188,808	5,474,075
DCC PLC	58,026	4,471,774
Diploma PLC	391,327	11,051,540
Eurocell PLC(a)	1,809,000	4,261,165
Gamesys Group PLC	634,982	9,738,848
IG Group Holdings PLC	376,684	3,841,450
Renew Holdings PLC(a)	860,626	5,050,664
SafeStyle UK PLC(a)	4,465,000	1,988,556
Savills PLC(a)	570,369	5,739,359
Ultra Electronics Holdings PLC	224,583	6,050,186
		62,563,585
Total Common Stocks & Other Equity Interests (Cost $159,561,246)		203,433,103
Money Market Funds–6.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)(d)	4,503,465	4,503,465
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(b)(d)	3,916,493	3,918,451
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)(d)	5,146,817	5,146,817
Total Money Market Funds (Cost $13,567,846)		13,568,733
TOTAL INVESTMENTS IN SECURITIES—99.43% (Cost $173,129,092)		217,001,836
OTHER ASSETS LESS LIABILITIES–0.57%		1,235,881
NET ASSETS–100.00%		$218,237,717

Investment Abbreviations:
GDR	– Global Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,313,794	$21,872,481	$(22,682,810)	$-	$-	$4,503,465	$23,461
Invesco Liquid Assets Portfolio, Institutional Class	3,876,856	16,245,699	(16,202,006)	508	(2,606)	3,918,451	23,407
Invesco Treasury Portfolio, Institutional Class	6,072,908	24,997,122	(25,923,213)	-	-	5,146,817	25,989
Investments in Other Affiliates:
Linedata Services	12,298,813	-	(1,359,556)	182,247	(302,013)	10,819,491	338,883
MIND C.T.I. Ltd.	2,898,000	27,350	-	(103,186)	-	2,822,164	233,558
SafeStyle UK PLC*	4,398,743	-	(212,407)	510,361	(2,708,141)	1,988,556	-
Total	$34,859,114	$63,142,652	$(66,379,992)	$589,930	$(3,012,760)	$29,198,944	$645,298

*	At September 30, 2020, this security was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2020 represented 1.15% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
France	$—	$58,905,517	$—	$58,905,517
Georgia	—	6,821,568	—	6,821,568
Germany	—	9,791,315	—	9,791,315
Greece	2,780,863	—	—	2,780,863
Ireland	—	17,986,183	—	17,986,183
Israel	2,822,164	11,735,466	—	14,557,630
Italy	—	4,770,920	—	4,770,920
Poland	—	3,259,634	—	3,259,634
Portugal	1,357,345	—	—	1,357,345
Romania	—	7,922,251	—	7,922,251
Russia	2,507,100	—	—	2,507,100
Singapore	—	1,183,571	—	1,183,571
Sweden	—	1,371,236	—	1,371,236
Switzerland	—	7,654,385	—	7,654,385
United Kingdom	—	62,563,585	—	62,563,585
Money Market Funds	13,568,733	—	—	13,568,733
Total Investments	$23,036,205	$193,965,631	$—	$217,001,836
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco European Small Company Fund